Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
Schedule of Options to Services Providers and Advisers Outstanding

The options to service providers and advisers outstanding as of June 30, 2025, as follows:

	Six months ended June 30, 2025
	Number of options	Weighted Average Exercise Price (in NIS)

Outstanding at beginning of year	185,111	3.36
Granted	-
Exercised	55,000	3.40
Forfeited
Outstanding as of June 30, 2025	240,111	3.37
Exercisable options	182,812	3.34
Share-based payment expenses	26

The options to employees and directors outstanding as of June 30, 2025, as follows:

	Six months ended June 30, 2025
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	368,641	0.37
Granted	-
Exercised	81,633	0.37
Forfeited	30,000	3.56
Outstanding as of June 30, 2025	257,008	0.48
Exercisable options as of June 30, 2025	257,008	0.48
Share-based payment expenses	(15)

Schedule of RSUs to Services Providers and Advisers Outstanding

The RSUs to employees and directors outstanding as of June 30, 2025, as follows:

Number of RSUs

Outstanding at beginning of year	2,518,796
Granted	3,004,000
Forfeited	37,835
Vested(1)	1,083,443
Outstanding as of June 30, 2025	4,401,518
Vested as of June 30, 2025	4,768,140
Share-based payment expenses(1)	1,827

(1)

The share amount does not include the vesting event due to take place at the end of November 2025 of 1,313,333 shares, related to the acceleration of future vesting pursuant to the termination of employment by the Company, and not for cause.

(2)	The expenses amount includes share-based compensation expenses related to acceleration of future vesting per termination of employment by the company and not for cause, as provided under the equity grant agreements and approved by the Company’s shareholder and board of directors. The acceleration is due to take place at the end of November 2025.